BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)	12 Months Ended
Mar. 31, 2025
Ms Yip Ka Ki Cherry [member]
IfrsStatementLineItems [Line Items]
Ordinary shares description	Prior to a group reorganization, TIL was held as to 95.3% by Ms. Seto and 4.7% by Ms. Yip Ka Ki Cherry. For details, please refer to section History and Corporate Structure of the prospectus of the Company. Upon completion of the reorganization, Ms. Seto, a controlling shareholder, and Ms. Yip ultimately owns 76.4% and 4.7% Class A Ordinary Shares shareholding of the Company, respectively, and 100% and nil Class B Ordinary Shares shareholding of the Company, respectively. Goal Success and TIL become indirectly owned subsidiaries of the Company.